Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Amortized cost of investment securities available for sale	$ 452,023	$ 439,488
Estimated fair value of investment securities held to maturity	692	960
Allowance for loans receivable	$ 35,537	$ 45,873
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	88,711,035	88,300,637
Common stock, shares outstanding	86,714,414	86,193,914
Treasury stock, shares	1,996,621	2,106,723